Document and Entity Information	Nov. 03, 2022
Cover [Abstract]
Entity Registrant Name	SUPERIOR INDUSTRIES INTERNATIONAL INC
Amendment Flag	false
Entity Central Index Key	0000095552
Document Type	8-K
Document Period End Date	Nov. 03, 2022
Entity Incorporation State Country Code	DE
Entity File Number	1-6615
Entity Tax Identification Number	95-2594729
Entity Address, Address Line One	26600 Telegraph Road
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Southfield
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48033
City Area Code	(248)
Local Phone Number	352-7300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	SUP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false